JPMorgan BetaBuilders U.S. Small Cap Equity ETF
Schedule of Portfolio Investments as of January 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%
Aerospace & Defense — 1.4%
AAR Corp. *	13,952	1,477,656
Cadre Holdings, Inc.	9,220	368,892
Firefly Aerospace, Inc. * (a)	10,117	254,949
Mercury Systems, Inc. *	19,482	1,828,970
Moog, Inc., Class A	10,632	3,246,481
V2X, Inc. *	6,447	443,747
Voyager Technologies, Inc., Class A * (a)	4,852	148,132
VSE Corp.	7,942	1,735,883
		9,504,710
Air Freight & Logistics — 0.2%
Hub Group, Inc., Class A	21,186	1,008,030
Automobile Components — 1.6%
Adient plc *	31,631	657,925
Dana, Inc.	39,719	1,147,879
Dorman Products, Inc. *	9,862	1,224,860
Garrett Motion, Inc. (Switzerland)	43,786	789,899
Gentherm, Inc. *	11,176	357,185
Goodyear Tire & Rubber Co. (The) *	97,150	914,182
Kodiak AI, Inc. * (a)	35,828	326,393
LCI Industries	9,125	1,338,546
Mobileye Global, Inc., Class A (Israel) *	58,506	525,384
Patrick Industries, Inc.	12,185	1,537,381
Phinia, Inc.	14,762	1,050,612
Visteon Corp.	9,265	841,818
		10,712,064
Automobiles — 0.2%
Harley-Davidson, Inc.	42,719	845,836
Winnebago Industries, Inc.	9,330	428,341
		1,274,177
Banks — 9.7%
1st Source Corp.	6,993	470,839
Ameris Bancorp	23,534	1,897,311
Associated Banc-Corp.	61,920	1,687,939
Atlantic Union Bankshares Corp.	49,607	1,926,736
Axos Financial, Inc. *	18,604	1,841,610
Banc of California, Inc.	46,310	925,274
BancFirst Corp.	7,802	857,830
Bancorp, Inc. (The) *	15,651	930,295
Bank of Hawaii Corp.	14,757	1,103,528
BankUnited, Inc.	26,480	1,257,006
Banner Corp.	11,867	733,855
Beacon Financial Corp.	30,689	870,033
Cathay General Bancorp	24,090	1,232,926
City Holding Co.	5,345	657,916
Columbia Financial, Inc. *	10,265	167,012
Community Financial System, Inc.	19,213	1,200,812
Customers Bancorp, Inc. *	11,964	945,395
CVB Financial Corp.	45,943	905,536
Dime Community Bancshares, Inc.	15,326	521,390
Eastern Bankshares, Inc.	80,183	1,642,549
Enterprise Financial Services Corp.	13,685	784,835
FB Financial Corp.	14,747	848,395
First Bancorp	14,628	847,400
First BanCorp (Puerto Rico)	55,139	1,219,675
First Busey Corp.	32,379	798,142
First Commonwealth Financial Corp.	35,840	646,195

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
First Financial Bancorp	34,896	1,002,911
First Hawaiian, Inc.	45,399	1,205,343
First Interstate BancSystem, Inc., Class A	33,146	1,175,689
First Merchants Corp.	21,793	866,490
Flagstar Bank NA	112,623	1,488,876
Fulton Financial Corp.	68,496	1,414,442
German American Bancorp, Inc.	13,796	580,398
Hilltop Holdings, Inc.	15,299	572,948
Hope Bancorp, Inc.	46,104	552,326
Independent Bank Corp.	17,887	1,444,912
International Bancshares Corp.	20,162	1,404,082
Lakeland Financial Corp.	9,471	564,472
Live Oak Bancshares, Inc.	13,411	535,904
Mechanics Bancorp	17,946	269,010
National Bank Holdings Corp., Class A	12,719	511,049
NBT Bancorp, Inc.	18,517	822,710
Nicolet Bankshares, Inc.	5,160	753,257
Northwest Bancshares, Inc.	49,587	638,681
OceanFirst Financial Corp.	20,788	389,775
OFG Bancorp (Puerto Rico)	15,763	635,249
Origin Bancorp, Inc.	11,106	475,670
Park National Corp.	5,518	899,103
Pathward Financial, Inc.	8,849	798,976
Preferred Bank	4,466	383,049
Provident Financial Services, Inc.	45,495	1,007,259
Renasant Corp.	34,660	1,307,029
Republic Bancorp, Inc., Class A	3,144	228,286
S&T Bancorp, Inc.	13,039	555,983
Seacoast Banking Corp. of Florida	29,873	998,953
ServisFirst Bancshares, Inc.	20,407	1,670,313
Simmons First National Corp., Class A	51,436	1,045,694
Stellar Bancorp, Inc.	18,530	688,204
Stock Yards Bancorp, Inc.	9,832	665,528
Texas Capital Bancshares, Inc. *	16,171	1,636,020
Towne Bank	25,982	909,370
TriCo Bancshares	11,340	564,959
Triumph Financial, Inc. *	8,136	513,300
Trustmark Corp.	21,461	912,522
United Community Banks, Inc.	42,660	1,468,784
WaFd, Inc.	28,359	925,071
WesBanco, Inc.	33,995	1,199,683
Westamerica BanCorp	8,985	454,461
WSFS Financial Corp.	20,282	1,312,854
		64,370,029
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A *	2,995	639,792
National Beverage Corp. *	10,041	342,197
Vita Coco Co., Inc. (The) *	15,426	822,977
		1,804,966
Biotechnology — 8.7%
ACADIA Pharmaceuticals, Inc. *	46,558	1,170,003
ADMA Biologics, Inc. *	88,026	1,522,850
Agios Pharmaceuticals, Inc. *	21,642	593,857
Amicus Therapeutics, Inc. *	96,191	1,374,569
Apellis Pharmaceuticals, Inc. *	30,051	678,552
Apogee Therapeutics, Inc. *	12,692	831,453
Arcellx, Inc. *	14,356	980,658

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Biotechnology — continued
Arcus Biosciences, Inc. *	31,745	667,915
Arcutis Biotherapeutics, Inc. *	40,777	1,034,513
Ardelyx, Inc. *	83,742	643,976
Arrowhead Pharmaceuticals, Inc. *	45,206	3,134,132
Aurinia Pharmaceuticals, Inc. (Canada) *	44,853	651,714
Beam Therapeutics, Inc. * (a)	34,460	951,785
BioCryst Pharmaceuticals, Inc. *	79,954	526,097
Biohaven Ltd. *	44,213	523,040
Catalyst Pharmaceuticals, Inc. *	43,078	1,046,795
Celcuity, Inc. *	6,834	747,776
Celldex Therapeutics, Inc. *	19,728	485,309
CG oncology, Inc. *	20,583	1,071,345
Cogent Biosciences, Inc. *	44,096	1,583,487
Denali Therapeutics, Inc. *	53,934	1,172,525
Dianthus Therapeutics, Inc. *	10,709	571,754
Disc Medicine, Inc. *	9,803	757,968
Dynavax Technologies Corp. *	39,308	608,684
Dyne Therapeutics, Inc. *	50,402	901,692
GRAIL, Inc. *	9,450	924,399
Ideaya Biosciences, Inc. *	31,719	1,021,035
ImmunityBio, Inc. * (a)	125,030	781,438
Immunovant, Inc. * (a)	29,576	768,976
Intellia Therapeutics, Inc. * (a)	36,916	485,445
Janux Therapeutics, Inc. * (a)	14,502	198,822
Krystal Biotech, Inc. *	9,747	2,721,752
Kymera Therapeutics, Inc. *	20,254	1,472,263
MannKind Corp. *	111,579	644,927
Mineralys Therapeutics, Inc. *	18,702	577,705
Mirum Pharmaceuticals, Inc. *	14,650	1,512,173
Nuvalent, Inc., Class A *	16,916	1,740,487
Praxis Precision Medicines, Inc. *	8,468	2,658,952
Precigen, Inc. * (a)	69,600	312,504
Protagonist Therapeutics, Inc. *	19,768	1,617,022
PTC Therapeutics, Inc. *	26,638	2,011,968
Recursion Pharmaceuticals, Inc., Class A * (a)	124,453	521,458
Rhythm Pharmaceuticals, Inc. *	19,723	2,022,002
Sarepta Therapeutics, Inc. *	38,169	776,358
Scholar Rock Holding Corp. *	26,438	1,172,261
Sionna Therapeutics, Inc. * (a)	4,481	189,367
Soleno Therapeutics, Inc. *	16,080	620,045
Spyre Therapeutics, Inc. * (a)	21,123	675,514
Stoke Therapeutics, Inc. *	14,671	445,118
Syndax Pharmaceuticals, Inc. *	29,921	607,696
Travere Therapeutics, Inc. *	31,513	979,739
Twist Bioscience Corp. * (a)	22,432	921,282
Ultragenyx Pharmaceutical, Inc. *	33,518	806,778
uniQure NV (Netherlands) *	19,878	451,628
Vera Therapeutics, Inc. *	20,428	883,715
Veracyte, Inc. *	27,084	1,031,359
Vericel Corp. *	18,913	680,490
Viridian Therapeutics, Inc. *	30,688	1,012,704
Xencor, Inc. *	22,277	269,329
Zenas Biopharma, Inc. *	9,685	177,913
		57,927,073
Broadline Retail — 0.0% ^
Pattern Group, Inc., Class A * (a)	12,122	167,526

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — 1.4%
AZZ, Inc.	10,636	1,321,948
CSW Industrials, Inc.	6,210	1,676,576
Gibraltar Industries, Inc. *	11,024	565,090
Griffon Corp.	15,063	1,226,881
Hayward Holdings, Inc. *	76,025	1,227,044
Janus International Group, Inc. *	40,809	279,950
Masterbrand, Inc. *	45,782	554,878
Resideo Technologies, Inc. *	52,440	1,796,594
Tecnoglass, Inc.	8,995	439,946
		9,088,907
Capital Markets — 2.6%
Acadian Asset Management, Inc.	10,380	575,260
Artisan Partners Asset Management, Inc., Class A	26,305	1,171,099
BGC Group, Inc., Class A	133,445	1,215,684
DigitalBridge Group, Inc.	57,147	879,492
Donnelley Financial Solutions, Inc. *	9,471	490,124
Miami International Holdings, Inc. *	6,256	261,063
Moelis & Co., Class A	28,025	2,008,552
Piper Sandler Cos.	5,776	2,000,517
PJT Partners, Inc., Class A	8,358	1,446,185
StepStone Group, Inc., Class A	23,924	1,691,187
StoneX Group, Inc. *	17,052	1,914,257
Victory Capital Holdings, Inc., Class A	17,326	1,222,003
Virtu Financial, Inc., Class A	30,427	1,263,025
Virtus Investment Partners, Inc.	2,375	387,719
WisdomTree, Inc. (a)	44,826	726,181
		17,252,348
Chemicals — 2.1%
Ashland, Inc.	16,688	1,020,638
Avient Corp.	32,915	1,189,877
Chemours Co. (The)	56,023	839,785
FMC Corp.	43,320	684,456
Hawkins, Inc.	7,199	937,670
HB Fuller Co.	19,641	1,180,424
Huntsman Corp.	58,980	638,164
Ingevity Corp. * (a)	12,356	812,901
Innospec, Inc.	8,948	731,230
Minerals Technologies, Inc.	10,966	721,124
Olin Corp.	41,960	873,188
Perimeter Solutions, Inc. *	50,351	1,316,679
PureCycle Technologies, Inc. * (a)	49,208	470,428
Quaker Chemical Corp. (a)	5,226	803,445
Scotts Miracle-Gro Co. (The)	16,394	1,052,823
Stepan Co.	7,741	445,959
		13,718,791
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	21,777	1,002,613
ACV Auctions, Inc., Class A *	58,280	455,167
Brady Corp., Class A	16,084	1,390,783
BrightView Holdings, Inc. *	21,471	286,852
Brink's Co. (The)	15,605	1,982,459
Cimpress plc (Ireland) * (a)	5,718	452,237
CoreCivic, Inc. *	40,870	757,321
GEO Group, Inc. (The) *	49,862	796,795
Healthcare Services Group, Inc. *	25,468	479,308
HNI Corp.	24,938	1,191,787

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — continued
MillerKnoll, Inc.	25,263	507,281
OPENLANE, Inc. *	37,774	1,134,731
Pitney Bowes, Inc.	56,583	590,161
UniFirst Corp.	5,419	1,165,085
		12,192,580
Communications Equipment — 1.6%
Applied Optoelectronics, Inc. *	23,651	1,031,420
Calix, Inc. *	22,120	988,100
Digi International, Inc. *	13,043	561,762
Extreme Networks, Inc. *	50,088	730,283
Harmonic, Inc. *	42,371	411,846
NetScout Systems, Inc. *	25,291	703,343
Ondas, Inc. * (a)	138,338	1,433,182
Viasat, Inc. *	38,883	1,756,345
Viavi Solutions, Inc. *	78,120	1,910,815
Vistance Networks, Inc. *	77,308	1,391,544
		10,918,640
Construction & Engineering — 2.2%
Argan, Inc.	4,886	1,695,979
Centuri Holdings, Inc. *	9,138	252,209
Construction Partners, Inc., Class A *	17,656	1,940,041
Everus Construction Group, Inc. *	19,154	1,694,937
Granite Construction, Inc.	15,559	1,878,594
IES Holdings, Inc. * (a)	3,159	1,201,336
Legence Corp., Class A *	10,465	490,913
MYR Group, Inc. *	5,622	1,405,725
Primoris Services Corp.	20,126	2,983,680
Tutor Perini Corp.	16,376	1,291,903
		14,835,317
Construction Materials — 0.3%
Knife River Corp. *	19,200	1,289,664
United States Lime & Minerals, Inc.	4,062	489,593
		1,779,257
Consumer Finance — 1.0%
Bread Financial Holdings, Inc.	17,190	1,246,963
Dave, Inc. *	3,703	606,144
Enova International, Inc. *	9,026	1,490,824
LendingClub Corp. *	41,797	706,787
Navient Corp.	26,019	255,246
Nelnet, Inc., Class A	4,339	572,314
PROG Holdings, Inc.	14,961	485,335
Upstart Holdings, Inc. * (a)	31,335	1,229,899
		6,593,512
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)	12,368	766,692
Chefs' Warehouse, Inc. (The) *	13,759	865,441
Grocery Outlet Holding Corp. *	33,805	322,162
Ingles Markets, Inc., Class A	5,460	408,736
PriceSmart, Inc.	8,807	1,252,443
United Natural Foods, Inc. *	22,373	832,947
Weis Markets, Inc.	4,777	339,883
		4,788,304
Containers & Packaging — 0.3%
Greif, Inc., Class A	9,033	637,910

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Containers & Packaging — continued
O-I Glass, Inc. *	55,356	845,840
TriMas Corp.	12,410	431,496
		1,915,246
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc. *	13,916	1,441,002
Coursera, Inc. *	43,163	261,568
Driven Brands Holdings, Inc. *	23,286	362,097
Frontdoor, Inc. *	27,089	1,601,231
Graham Holdings Co., Class B	1,262	1,472,287
Laureate Education, Inc., Class A *	46,486	1,594,470
Mister Car Wash, Inc. *	39,635	219,974
OneSpaWorld Holdings Ltd. (Bahamas)	35,118	690,069
Strategic Education, Inc.	8,342	709,237
Stride, Inc. *	15,169	1,283,297
		9,635,232
Diversified REITs — 0.4%
Alexander & Baldwin, Inc.	27,373	567,716
American Assets Trust, Inc.	17,949	324,159
Broadstone Net Lease, Inc.	65,138	1,205,704
Global Net Lease, Inc.	74,998	709,481
		2,807,060
Diversified Telecommunication Services — 0.5%
Cogent Communications Holdings, Inc.	16,769	407,487
Globalstar, Inc. *	18,592	1,145,639
Iridium Communications, Inc.	36,684	730,745
Liberty Latin America Ltd., Class C (Puerto Rico) *	40,658	316,319
Uniti Group, Inc.	68,803	572,441
		3,172,631
Electric Utilities — 0.5%
Hawaiian Electric Industries, Inc. *	65,076	996,964
MGE Energy, Inc.	13,768	1,099,788
Otter Tail Corp.	15,623	1,392,947
		3,489,699
Electrical Equipment — 1.6%
American Superconductor Corp. *	16,491	493,411
Amprius Technologies, Inc. *	36,738	457,021
Atkore, Inc.	12,222	848,818
Enovix Corp. * (a)	55,202	365,437
Eos Energy Enterprises, Inc. * (a)	95,025	1,391,166
NANO Nuclear Energy, Inc. * (a)	10,981	322,786
NuScale Power Corp. * (a)	59,312	1,036,774
Plug Power, Inc. * (a)	390,514	825,937
Powell Industries, Inc.	3,487	1,546,798
Power Solutions International, Inc. *	2,100	150,486
Sunrun, Inc. *	79,383	1,508,277
Vicor Corp. *	8,694	1,370,783
		10,317,694
Electronic Equipment, Instruments & Components — 3.3%
Benchmark Electronics, Inc.	12,044	627,974
Crane NXT Co.	20,331	1,027,122
CTS Corp.	10,825	556,513
ePlus, Inc.	9,507	815,796
Insight Enterprises, Inc. *	10,507	882,798
IPG Photonics Corp. *	9,791	904,786

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Itron, Inc. *	17,163	1,700,510
Knowles Corp. *	30,500	739,320
Mirion Technologies, Inc. *	85,709	2,129,012
Napco Security Technologies, Inc.	13,059	481,747
nLight, Inc. *	17,855	814,367
OSI Systems, Inc. *	5,943	1,486,582
Ouster, Inc. *	21,089	439,284
PC Connection, Inc.	3,987	234,475
Plexus Corp. *	9,590	1,911,575
Ralliant Corp.	42,754	2,264,679
Rogers Corp. *	6,252	607,945
TTM Technologies, Inc. *	35,537	3,489,733
Vishay Intertechnology, Inc.	38,569	777,165
		21,891,383
Energy Equipment & Services — 2.6%
Archrock, Inc.	64,437	1,906,691
Atlas Energy Solutions, Inc. (a)	27,925	325,885
Cactus, Inc., Class A	25,691	1,444,605
Helix Energy Solutions Group, Inc. *	48,788	387,377
Helmerich & Payne, Inc.	35,429	1,200,334
Kodiak Gas Services, Inc.	19,739	829,235
Liberty Energy, Inc.	58,910	1,452,131
Noble Corp. plc	47,398	1,688,317
Oceaneering International, Inc. *	37,737	1,135,884
Patterson-UTI Energy, Inc.	129,032	971,611
RPC, Inc.	33,085	220,015
Seadrill Ltd. (Norway) *	22,039	848,061
Solaris Energy Infrastructure, Inc., Class A	16,694	921,342
Tidewater, Inc. *	17,514	1,094,450
Transocean Ltd. *	327,879	1,629,559
Valaris Ltd. *	23,018	1,328,829
		17,384,326
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A * (a)	193,372	268,787
Atlanta Braves Holdings, Inc., Class A * (a)	3,754	165,251
Atlanta Braves Holdings, Inc., Class C *	17,540	700,372
Cinemark Holdings, Inc.	37,722	893,257
IMAX Corp. *	16,518	576,643
Lionsgate Studios Corp. *	84,078	793,696
Madison Square Garden Entertainment Corp. *	14,986	927,184
Sphere Entertainment Co. * (a)	9,152	874,108
		5,199,298
Financial Services — 1.8%
Burford Capital Ltd.	75,173	728,426
Euronet Worldwide, Inc. *	15,178	1,099,798
EVERTEC, Inc. (Puerto Rico)	22,488	674,865
Federal Agricultural Mortgage Corp., Class C	3,218	544,807
Flywire Corp. *	39,943	503,282
HA Sustainable Infrastructure Capital, Inc. (a)	44,899	1,544,975
Marqeta, Inc., Class A *	150,392	621,119
Merchants Bancorp	7,945	329,400
NCR Atleos Corp. *	27,620	1,030,226
NMI Holdings, Inc., Class A *	27,505	1,064,994
Payoneer Global, Inc. *	77,383	494,477
Remitly Global, Inc. *	58,688	775,855
Sezzle, Inc. * (a)	7,113	449,826

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Financial Services — continued
Walker & Dunlop, Inc.	12,318	774,679
Western Union Co. (The) (a)	124,601	1,167,511
		11,804,240
Food Products — 0.9%
Cal-Maine Foods, Inc.	16,148	1,348,842
Flowers Foods, Inc.	75,530	863,308
Fresh Del Monte Produce, Inc.	13,605	539,574
Freshpet, Inc. *	17,235	1,201,280
J & J Snack Foods Corp.	5,707	542,165
Seaboard Corp.	90	457,405
Simply Good Foods Co. (The) *	32,653	612,897
Tootsie Roll Industries, Inc.	6,600	250,008
		5,815,479
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	8,505	1,094,424
Northwest Natural Holding Co.	15,186	707,060
		1,801,484
Ground Transportation — 0.4%
ArcBest Corp.	8,106	731,323
Hertz Global Holdings, Inc. *	41,286	202,302
RXO, Inc. *	61,664	899,061
Schneider National, Inc., Class B	17,081	458,454
Werner Enterprises, Inc.	20,385	698,186
		2,989,326
Health Care Equipment & Supplies — 2.9%
Alphatec Holdings, Inc. *	40,733	604,070
AtriCure, Inc. *	18,559	685,384
CONMED Corp.	11,618	446,015
Dentsply Sirona, Inc.	72,734	906,993
Enovis Corp. *	20,721	456,691
Envista Holdings Corp. *	63,954	1,501,000
Establishment Labs Holdings, Inc. (Costa Rica) *	9,096	619,892
Haemonetics Corp. *	16,994	1,132,820
ICU Medical, Inc. *	8,750	1,311,625
Inspire Medical Systems, Inc. *	11,118	842,522
Integer Holdings Corp. *	12,996	1,128,833
IRhythm Holdings, Inc. *	11,851	1,831,098
Kestra Medical Technologies Ltd. * (a)	11,422	281,781
LeMaitre Vascular, Inc.	7,804	663,106
LivaNova plc *	20,338	1,336,410
Neogen Corp. *	73,542	751,599
Novocure Ltd. *	38,103	472,477
Omnicell, Inc. *	16,471	798,843
PROCEPT BioRobotics Corp. *	20,132	583,023
QuidelOrtho Corp. *	24,894	676,370
STAAR Surgical Co. *	12,526	237,368
TransMedics Group, Inc. * (a)	11,759	1,575,412
UFP Technologies, Inc. * (a)	2,862	718,763
		19,562,095
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc. *	34,491	463,559
AdaptHealth Corp. *	34,461	346,333
Addus HomeCare Corp. *	6,807	704,388
Alignment Healthcare, Inc. *	41,160	927,335
Ardent Health, Inc. *	8,796	71,863

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
Astrana Health, Inc. *	14,990	340,873
Aveanna Healthcare Holdings, Inc. *	21,227	178,307
BrightSpring Health Services, Inc. *	25,660	1,007,668
Brookdale Senior Living, Inc. *	82,148	1,232,220
Clover Health Investments Corp., Class A *	141,985	318,047
Concentra Group Holdings Parent, Inc.	44,743	992,400
GeneDx Holdings Corp. *	7,513	723,201
LifeStance Health Group, Inc. *	59,200	418,544
National HealthCare Corp.	4,702	672,903
NeoGenomics, Inc. *	47,998	578,856
OPKO Health, Inc. *	136,589	172,102
PACS Group, Inc. *	16,577	559,640
Pediatrix Medical Group, Inc. *	31,242	667,954
Privia Health Group, Inc. *	41,510	963,862
Progyny, Inc. *	26,991	644,275
RadNet, Inc. *	24,631	1,726,633
Select Medical Holdings Corp.	40,376	607,659
Surgery Partners, Inc. *	27,157	403,553
US Physical Therapy, Inc.	5,528	463,633
		15,185,808
Health Care REITs — 1.6%
American Healthcare REIT, Inc.	61,307	2,875,911
CareTrust REIT, Inc.	80,093	2,990,673
LTC Properties, Inc.	16,996	619,844
Medical Properties Trust, Inc. (a)	189,757	952,580
National Health Investors, Inc.	16,806	1,380,109
Sabra Health Care REIT, Inc.	81,706	1,530,353
Sila Realty Trust, Inc.	20,591	501,391
		10,850,861
Health Care Technology — 0.2%
Certara, Inc. *	45,196	397,273
HeartFlow, Inc. * (a)	7,234	216,079
Phreesia, Inc. *	20,202	271,313
Schrodinger, Inc. *	20,941	292,546
Teladoc Health, Inc. *	66,075	360,109
		1,537,320
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc.	84,458	983,091
DiamondRock Hospitality Co.	74,201	681,165
Park Hotels & Resorts, Inc. (a)	76,020	830,898
Pebblebrook Hotel Trust	44,516	508,373
RLJ Lodging Trust	55,654	413,509
Sunstone Hotel Investors, Inc.	69,631	610,664
Xenia Hotels & Resorts, Inc.	35,517	523,876
		4,551,576
Hotels, Restaurants & Leisure — 1.7%
Brinker International, Inc. *	16,640	2,624,461
Cheesecake Factory, Inc. (The) (a)	17,499	1,014,242
First Watch Restaurant Group, Inc. *	14,866	237,707
Global Business Travel Group I * (a)	56,032	383,819
Marriott Vacations Worldwide Corp. (a)	11,039	599,528
Monarch Casino & Resort, Inc.	5,002	457,833
Navan, Inc., Class A *	13,993	160,640
Papa John's International, Inc.	11,712	411,911
Penn Entertainment, Inc. *	53,637	688,699
Red Rock Resorts, Inc., Class A	19,076	1,204,268

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Shake Shack, Inc., Class A *	14,458	1,280,545
Sharplink Gaming, Inc. * (a)	74,228	659,145
Six Flags Entertainment Corp. * (a)	35,486	639,103
United Parks & Resorts, Inc. * (a)	9,114	343,142
Wendy's Co. (The) (a)	58,787	457,951
		11,162,994
Household Durables — 1.1%
Cavco Industries, Inc. *	2,756	1,356,007
Century Communities, Inc.	9,470	596,421
Green Brick Partners, Inc. *	11,679	810,406
La-Z-Boy, Inc.	14,438	525,687
Leggett & Platt, Inc.	50,480	589,102
M/I Homes, Inc. *	9,360	1,251,432
Newell Brands, Inc.	142,548	605,829
Sonos, Inc. *	40,794	585,394
Tri Pointe Homes, Inc. *	29,152	972,219
		7,292,497
Household Products — 0.4%
Central Garden & Pet Co., Class A *	18,614	570,891
Energizer Holdings, Inc.	23,757	518,615
Spectrum Brands Holdings, Inc.	8,310	529,430
WD-40 Co.	5,093	1,177,655
		2,796,591
Industrial REITs — 0.2%
Innovative Industrial Properties, Inc.	10,545	509,534
LXP Industrial Trust	22,252	1,102,587
		1,612,121
Insurance — 2.4%
Baldwin Insurance Group, Inc. (The), Class A * (a)	26,444	579,652
Brighthouse Financial, Inc. *	22,047	1,412,331
CNO Financial Group, Inc.	37,213	1,564,807
F&G Annuities & Life, Inc.	13,653	402,627
Genworth Financial, Inc., Class A *	154,272	1,286,628
Goosehead Insurance, Inc., Class A *	9,114	563,610
HCI Group, Inc.	3,791	601,518
Horace Mann Educators Corp.	14,433	646,743
Kemper Corp.	20,173	795,018
Lemonade, Inc. *	20,305	1,761,052
Mercury General Corp.	9,322	816,514
Neptune Insurance Holdings, Inc., Class A *	8,508	216,954
Oscar Health, Inc., Class A *	72,548	1,041,064
Palomar Holdings, Inc. *	9,842	1,216,373
Safety Insurance Group, Inc.	5,260	413,962
SiriusPoint Ltd. (Sweden) *	36,307	741,026
Skyward Specialty Insurance Group, Inc. *	11,403	508,802
Slide Insurance Holdings, Inc. *	11,770	202,797
Stewart Information Services Corp.	10,700	721,501
Trupanion, Inc. *	13,016	416,382
		15,909,361
Interactive Media & Services — 0.6%
Cargurus, Inc., Class A *	29,352	951,005
Grindr, Inc. (Singapore) *	12,682	143,560
IAC, Inc. *	25,479	941,449
TripAdvisor, Inc. *	42,423	563,802

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — continued
Yelp, Inc. *	23,416	641,130
Ziff Davis, Inc. *	14,373	549,336
		3,790,282
IT Services — 0.6%
ASGN, Inc. *	15,968	831,773
BigBear.ai Holdings, Inc. * (a)	161,817	815,558
DigitalOcean Holdings, Inc. *	23,469	1,296,662
DXC Technology Co. *	61,554	888,224
Fastly, Inc., Class A *	50,236	464,683
		4,296,900
Leisure Products — 0.6%
Callaway Golf Co. *	47,408	680,305
Peloton Interactive, Inc., Class A *	142,517	796,670
Polaris, Inc.	19,296	1,231,857
YETI Holdings, Inc. *	30,086	1,375,231
		4,084,063
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc., Class A *	39,019	788,184
Adaptive Biotechnologies Corp. *	38,042	703,777
Azenta, Inc. *	15,046	584,988
		2,076,949
Machinery — 2.9%
Alamo Group, Inc.	3,829	747,842
Albany International Corp., Class A	11,335	628,979
Atmus Filtration Technologies, Inc.	6,020	348,979
Enerpac Tool Group Corp.	20,490	826,976
Enpro, Inc.	7,490	1,788,462
ESCO Technologies, Inc.	9,107	2,077,944
Gorman-Rupp Co. (The)	7,802	425,131
Greenbrier Cos., Inc. (The)	10,432	525,981
Helios Technologies, Inc.	11,858	768,161
Hillenbrand, Inc.	25,378	809,812
Hillman Solutions Corp. *	69,901	654,972
Kadant, Inc.	4,236	1,359,926
Kennametal, Inc.	28,863	992,599
Lindsay Corp.	4,097	513,231
Mueller Water Products, Inc., Class A	59,063	1,598,835
REV Group, Inc.	17,404	1,112,116
Standex International Corp.	4,345	1,042,800
Tennant Co.	7,096	539,935
Terex Corp.	23,821	1,357,797
Trinity Industries, Inc.	28,506	819,263
Worthington Enterprises, Inc.	11,340	630,164
		19,569,905
Marine Transportation — 0.3%
Matson, Inc.	11,194	1,794,398
Media — 0.5%
DoubleVerify Holdings, Inc. *	51,116	553,075
John Wiley & Sons, Inc., Class A	16,400	512,172
Magnite, Inc. *	50,081	724,672
NIQ Global Intelligence plc *	21,279	361,530
TEGNA, Inc.	56,536	1,083,230
		3,234,679

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — 1.0%
Alpha Metallurgical Resources, Inc. *	4,135	867,523
Century Aluminum Co. *	18,596	842,957
Constellium SE *	48,251	1,084,200
Ivanhoe Electric, Inc. *	39,636	677,379
Kaiser Aluminum Corp.	5,690	697,708
Materion Corp.	7,394	1,022,443
Ramaco Resources, Inc., Class A *	14,910	290,894
USA Rare Earth, Inc. * (a)	37,979	851,489
Worthington Steel, Inc.	11,523	463,570
		6,798,163
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Apollo Commercial Real Estate Finance, Inc.	46,456	502,189
Arbor Realty Trust, Inc. (a)	71,727	552,298
ARMOUR Residential REIT, Inc.	42,321	736,386
Blackstone Mortgage Trust, Inc., Class A	62,019	1,193,866
Chimera Investment Corp.	29,801	368,042
Ladder Capital Corp.	43,144	473,290
PennyMac Mortgage Investment Trust	32,646	386,202
Two Harbors Investment Corp. (a)	37,151	426,122
		4,638,395
Multi-Utilities — 0.2%
Avista Corp.	30,229	1,248,155
Office REITs — 0.8%
COPT Defense Properties	42,468	1,308,439
Douglas Emmett, Inc.	57,879	611,202
Easterly Government Properties, Inc., Class A	15,820	370,030
Empire State Realty Trust, Inc., Class A	51,076	338,634
Highwoods Properties, Inc.	38,758	1,001,894
JBG SMITH Properties	23,139	389,661
SL Green Realty Corp.	26,817	1,200,865
		5,220,725
Oil, Gas & Consumable Fuels — 2.8%
BKV Corp. (Thailand) *	9,392	279,412
Calumet, Inc. * (a)	24,832	556,485
CNX Resources Corp. *	46,859	1,818,129
Core Natural Resources, Inc.	19,125	1,824,143
Crescent Energy Co., Class A	90,613	885,289
CVR Energy, Inc. *	11,456	260,509
Delek US Holdings, Inc.	23,129	682,537
Dorian LPG Ltd.	13,815	407,957
Gulfport Energy Corp. *	5,836	1,191,536
International Seaways, Inc.	14,143	843,630
Kinetik Holdings, Inc., Class A (a)	8,603	351,949
NextDecade Corp. * (a)	59,912	316,934
Northern Oil & Gas, Inc.	31,003	775,075
PBF Energy, Inc., Class A	31,496	1,053,856
Peabody Energy Corp.	41,463	1,461,985
SM Energy Co.	80,399	1,565,370
Talos Energy, Inc. *	42,278	503,954
Uranium Energy Corp. *	179,591	3,096,149
Venture Global, Inc., Class A (a)	36,469	357,396
World Kinect Corp.	20,654	555,799
		18,788,094
Paper & Forest Products — 0.1%
Sylvamo Corp.	12,774	625,160

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Passenger Airlines — 0.3%
JetBlue Airways Corp. *	107,628	524,148
SkyWest, Inc. *	14,678	1,416,721
		1,940,869
Personal Care Products — 0.2%
Coty, Inc., Class A *	129,832	411,568
Interparfums, Inc.	6,827	666,110
		1,077,678
Pharmaceuticals — 2.3%
Amneal Pharmaceuticals, Inc. *	46,524	636,448
Amphastar Pharmaceuticals, Inc. *	12,659	335,337
Amylyx Pharmaceuticals, Inc. *	29,777	425,513
ANI Pharmaceuticals, Inc. *	6,800	556,580
AtaiBeckley, Inc. (Germany) *	110,023	413,686
Avadel Pharmaceuticals plc, ADR *	33,118	713,693
Crinetics Pharmaceuticals, Inc. *	37,645	1,879,991
Edgewise Therapeutics, Inc. *	29,541	831,579
Harmony Biosciences Holdings, Inc. *	15,984	583,736
Harrow, Inc. * (a)	10,090	413,085
Indivior Pharmaceuticals, Inc. *	34,217	1,210,597
Innoviva, Inc. *	20,766	415,320
Ligand Pharmaceuticals, Inc. *	6,805	1,307,241
Maze Therapeutics, Inc. *	7,384	321,795
Ocular Therapeutix, Inc. *	64,154	586,368
Organon & Co.	93,281	796,620
Perrigo Co. plc	48,625	690,961
Prestige Consumer Healthcare, Inc. *	17,666	1,138,927
Supernus Pharmaceuticals, Inc. *	18,607	896,113
Tarsus Pharmaceuticals, Inc. *	10,902	703,615
WaVe Life Sciences Ltd. *	49,034	634,500
		15,491,705
Professional Services — 2.5%
Alight, Inc., Class A	156,717	239,777
CBIZ, Inc. * (a)	19,443	765,082
Clarivate plc *	127,216	337,122
Concentrix Corp.	15,306	571,679
CSG Systems International, Inc.	9,707	774,133
First Advantage Corp. *	29,626	399,951
Huron Consulting Group, Inc. *	6,426	1,085,994
ICF International, Inc.	6,580	613,585
Innodata, Inc. * (a)	11,452	634,899
Insperity, Inc.	13,027	556,644
Korn Ferry	18,421	1,279,707
Legalzoom.com, Inc. *	42,991	382,190
ManpowerGroup, Inc.	16,723	607,547
Planet Labs PBC *	82,303	2,055,106
Robert Half, Inc.	38,095	1,318,468
TIC Solutions, Inc. *	53,064	535,946
TriNet Group, Inc.	9,859	603,765
UL Solutions, Inc., Class A	28,029	1,968,477
Upwork, Inc. *	44,366	888,651
Verra Mobility Corp. *	59,861	1,155,317
		16,774,040
Real Estate Management & Development — 1.1%
Compass, Inc., Class A *	226,728	2,838,635
Cushman & Wakefield Ltd. *	82,472	1,355,840
eXp World Holdings, Inc. (a)	31,140	281,506

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Real Estate Management & Development — continued
Forestar Group, Inc. *	6,209	161,558
Kennedy-Wilson Holdings, Inc.	38,971	383,864
Marcus & Millichap, Inc.	8,775	238,680
Newmark Group, Inc., Class A	54,360	969,239
St. Joe Co. (The)	15,350	1,016,016
		7,245,338
Residential REITs — 0.1%
Centerspace	5,967	383,499
Veris Residential, Inc.	30,555	464,131
		847,630
Retail REITs — 1.1%
Acadia Realty Trust	49,062	981,731
Alexander's, Inc.	794	194,451
Curbline Properties Corp.	39,056	947,108
Getty Realty Corp.	19,737	589,347
InvenTrust Properties Corp.	27,845	818,365
Macerich Co. (The)	95,350	1,804,975
Tanger, Inc.	42,157	1,379,377
Urban Edge Properties	47,129	915,716
		7,631,070
Semiconductors & Semiconductor Equipment — 2.9%
ACM Research, Inc., Class A *	18,563	1,078,881
Ambarella, Inc. *	15,315	980,773
Axcelis Technologies, Inc. *	11,724	1,032,533
Diodes, Inc. *	16,647	985,336
FormFactor, Inc. *	29,351	2,068,952
Impinj, Inc. * (a)	10,031	1,385,281
Kulicke & Soffa Industries, Inc. (Singapore)	17,899	1,026,150
MaxLinear, Inc. *	30,473	528,706
Navitas Semiconductor Corp. *	70,651	606,186
Photronics, Inc. *	21,616	747,265
Power Integrations, Inc.	20,473	940,530
Semtech Corp. *	32,653	2,604,077
SiTime Corp. *	8,065	2,928,482
Synaptics, Inc. *	14,746	1,216,692
Ultra Clean Holdings, Inc. *	15,906	694,774
Veeco Instruments, Inc. *	19,890	621,165
		19,445,783
Software — 6.6%
A10 Networks, Inc.	27,052	471,787
ACI Worldwide, Inc. *	39,746	1,723,387
Adeia, Inc.	40,664	735,612
Agilysys, Inc. *	9,532	826,901
Alarm.com Holdings, Inc. *	18,668	910,625
Alkami Technology, Inc. * (a)	24,171	512,183
Amplitude, Inc., Class A *	30,748	281,959
Appfolio, Inc., Class A *	8,655	1,643,411
Appian Corp., Class A *	11,603	323,724
Asana, Inc., Class A *	34,187	350,417
AvePoint, Inc. *	51,388	597,642
Blackbaud, Inc. *	14,267	766,138
Braze, Inc., Class A *	30,837	642,026
C3.ai, Inc., Class A *	44,862	493,931
Cipher Mining, Inc. *	121,044	1,931,862
Cleanspark, Inc. * (a)	102,677	1,215,696
Clear Secure, Inc., Class A	31,379	1,023,583

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
Clearwater Analytics Holdings, Inc., Class A *	101,040	2,434,054
Core Scientific, Inc. * (a)	109,752	1,974,438
Five9, Inc. *	26,007	459,284
Freshworks, Inc., Class A *	74,129	799,111
Intapp, Inc. *	20,655	701,237
JFrog Ltd. *	36,489	1,999,597
Klaviyo, Inc., Class A *	49,488	1,099,128
Life360, Inc. * (a)	27,739	1,589,167
LiveRamp Holdings, Inc. *	23,608	574,855
MARA Holdings, Inc. * (a)	137,429	1,305,576
N-Able, Inc. *	27,696	168,115
nCino, Inc. *	38,478	821,505
NCR Voyix Corp. *	52,047	516,306
PagerDuty, Inc. *	32,546	344,988
PAR Technology Corp. *	15,068	394,932
Progress Software Corp. *	15,513	634,792
Q2 Holdings, Inc. *	22,659	1,387,864
Rapid7, Inc. *	22,482	267,985
RingCentral, Inc., Class A *	27,244	705,075
Riot Platforms, Inc. *	130,208	2,014,318
SoundHound AI, Inc. * (a)	136,246	1,152,641
Sprinklr, Inc., Class A *	42,551	271,475
SPS Commerce, Inc. *	14,267	1,273,472
Tenable Holdings, Inc. *	45,409	1,001,723
Teradata Corp. *	32,578	929,125
Terawulf, Inc. * (a)	113,755	1,520,904
Varonis Systems, Inc. *	44,093	1,315,735
Vertex, Inc., Class A *	25,326	469,797
Via Transportation, Inc., Class A * (a)	6,188	143,871
Zeta Global Holdings Corp., Class A *	71,034	1,319,812
		44,041,766
Specialized REITs — 1.1%
Four Corners Property Trust, Inc.	40,032	986,789
Millrose Properties, Inc., Class A	45,596	1,358,761
National Storage Affiliates Trust	26,576	845,383
Outfront Media, Inc.	53,332	1,297,034
PotlatchDeltic Corp.	27,511	1,148,034
Rayonier, Inc.	53,242	1,210,723
Safehold, Inc.	17,111	241,436
		7,088,160
Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A *	17,505	1,709,013
Academy Sports & Outdoors, Inc.	24,745	1,361,222
Advance Auto Parts, Inc. (a)	21,409	1,027,846
American Eagle Outfitters, Inc.	59,827	1,394,567
Boot Barn Holdings, Inc. *	10,805	1,928,476
Buckle, Inc. (The)	12,035	569,256
National Vision Holdings, Inc. *	28,041	738,880
RH *	5,750	1,143,273
Sally Beauty Holdings, Inc. *	35,239	536,338
Signet Jewelers Ltd.	14,017	1,293,349
Sonic Automotive, Inc., Class A	5,243	314,370
Upbound Group, Inc.	19,693	372,198
Urban Outfitters, Inc. *	22,157	1,569,823
Victoria's Secret & Co. *	26,082	1,421,730

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Specialty Retail — continued
Warby Parker, Inc., Class A *	33,345	850,631
Winmark Corp.	1,117	503,421
		16,734,393
Technology Hardware, Storage & Peripherals — 0.2%
GPGI, Inc. *	26,586	626,632
Quantum Computing, Inc. * (a)	49,385	457,799
		1,084,431
Textiles, Apparel & Luxury Goods — 1.0%
Capri Holdings Ltd. *	44,495	1,004,252
Carter's, Inc.	12,626	436,986
Columbia Sportswear Co.	9,901	547,327
G-III Apparel Group Ltd.	13,089	384,162
Kontoor Brands, Inc.	20,800	1,242,384
Levi Strauss & Co., Class A	32,905	654,152
Steven Madden Ltd.	24,823	1,089,233
Under Armour, Inc., Class A * (a)	67,814	418,412
Under Armour, Inc., Class C * (a)	50,500	306,535
Wolverine World Wide, Inc.	30,543	541,222
		6,624,665
Tobacco — 0.1%
Universal Corp.	8,528	482,600
Trading Companies & Distributors — 0.6%
Boise Cascade Co.	14,309	1,156,310
DNOW, Inc. *	65,826	999,897
McGrath RentCorp	9,224	1,030,229
Xometry, Inc., Class A * (a)	15,002	857,064
		4,043,500
Water Utilities — 0.5%
American States Water Co.	14,534	1,060,401
California Water Service Group	22,445	1,003,292
H2O America	11,778	612,927
Middlesex Water Co.	6,722	352,098
		3,028,718
Wireless Telecommunication Services — 0.3%
Array Digital Infrastructure, Inc.	4,515	217,578
Gogo, Inc. *	24,311	111,587
Telephone and Data Systems, Inc.	34,416	1,553,194
		1,882,359
Total Common Stocks (Cost $578,667,751)		658,251,126
	NO. OF RIGHTS
Rights — 0.0% ^
Biotechnology — 0.0% ^
Akero Therapeutics, Inc., CVR ‡ *	21,794	14,166
Mirati Therapeutics, Inc., CVR ‡ *	39,447	27,613
OmniAb Operations, Inc.11/2/2022 ‡ *	2,112	—
Sanofi Aatd, Inc., CVR ‡ *	10,020	1,453
		43,232

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS	VALUE($)
Rights — continued
Life Sciences Tools & Services — 0.0% ^
OmniAb, Inc., expiring 11/3/2022 ‡ *	2,112	—
Total Rights (Cost $43,232)		43,232
	SHARES
Short-Term Investments — 7.4%
Investment Companies — 1.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (b) (c) (Cost $6,542,017)	6,542,017	6,542,017
Investment of Cash Collateral from Securities Loaned — 6.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (b) (c) (Cost $42,532,696)	42,532,696	42,532,696
Total Short-Term Investments (Cost $49,074,713)		49,074,713
Total Investments — 106.3% (Cost $627,785,696)		707,369,071
Liabilities in Excess of Other Assets — (6.3)%		(41,680,415)
NET ASSETS — 100.0%		665,688,656

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2026. The total value of securities on loan at January 31, 2026 is $39,590,135.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of January 31, 2026.
Futures contracts outstanding as of January 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	54	03/20/2026	USD	7,091,820	167,559

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders U.S. Small Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$658,251,126	$—	$—	$658,251,126
Rights	—	—	43,232	43,232
Short-Term Investments
Investment Companies	6,542,017	—	—	6,542,017
Investment of Cash Collateral from Securities Loaned	42,532,696	—	—	42,532,696
Total Short-Term Investments	49,074,713	—	—	49,074,713
Total Investments in Securities	$707,325,839	$—	$43,232	$707,369,071
Appreciation in Other Financial Instruments
Futures Contracts	$167,559	$—	$—	$167,559
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2026	Shares at January 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.68% (a) (b)	$21,094,416	$100,064,922	$78,626,642	$—	$—	$42,532,696	42,532,696	$407,798	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.64% (a) (b)	5,001,652	9,469,837	7,929,472	—	—	6,542,017	6,542,017	56,853	—
Total	$26,096,068	$109,534,759	$86,556,114	$—	$—	$49,074,713		$464,651	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2026.